Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

The Group evaluated all events that occurred up to the date of this report and determined that no events that would have required adjustment or disclosure in the consolidated financial statements except the following:

In September and December 2022, Youpin and AHYS respectively were implicated as outsiders in a lawsuit in relation to a private equity institution. However, Youpin and AHYS have actually terminated the investment agreement with the private equity institution and partially refunded the investment funds. Youpin and AHYS have filed a notice of appeal in 2023. To the date of this report, this case is in the appeal review and filing stage.

AHYS was sued by Ningbo Meishan Bonded Port Zone Chenhui Investment Partnership Enterprise (Limited Partnership) (“Chenhui”) in relation to the equity transfer transaction between AHYS and Chenhui. On May 30, 2023, AHYS and Chenhui entered into a settlement agreement. AHYS agreed to pay attorney fees, equity transfer fee and arbitration fee with a total of RMB1,281 (US$177) before December 31, 2023.

ZJ Youguan was a party of a lawsuit commenced by WuYi Transportation Construction, for its failure to repay the loan payables discussed within Note 16. LOAN PAYABLES. ZJ Youguan lost the first trial on March 20, 2023. Based on the agreement by both parties on June 13, 2023, ZJ Youguan reached a settlement with WuYi Transportation Construction that remaining RMB6,500 (US$896) loan payables shall be repaid before December 15, 2023.

Youpin SD sued one of its vehicle sourcing service providers Inner Mongolia Zhonglutong Trading Co., Ltd. for failing to deliver vehicles as scheduled to Youpin SD’s customer. Youpin SD won the case on September 8, 2022. On March 23, 2023, both parties entered into a settlement agreement, and the supplier agreed to return the deposit and liquidated damages with a total of RMB2,746 (US$379).

Youpin was sued by Beijing Hengyuan Xinye Information Technology Co., Ltd. (“Hengyuan Xinye”) who is the creditor of Nanmu (Shanghai) Finance Leasing Co., Ltd., a business partner of Youpin, for providing joint and several liability guarantee for Nanmu (Shanghai) Financial Leasing Co., Ltd by Youpin. On December 30, 2021, Youpin won the first trial. As of the date of this report, the case is currently on appeal.

On September 11, 2023, Youpin sued Hainan Gaozhan New Energy Automobile Co., Ltd. for a refund of deposit for an automobile exhibition amounting to RMB170 (US$23.4) and a penalty of breach of contract amounting to RMB200 (US$27.6). As of the date of this report, the case is currently waiting for the court session.

On July 14, 2023, SH Youxu entered into a one-year banking facility agreement with Shanghai Pudong Development Bank Co., Ltd., a commercial bank in China, pursuant to which SH Youxu was entitled to borrow a loan of RMB3.0 million (US$0.4 million), with an annual interest rate of 3.70% for working capital needs. SH Youxu withdrew the amount in full.

On August 7, 2023, Youpin SD entered into a one-year banking facility agreement with China Construction Bank, a commercial bank in China, pursuant to which Youpin SD was entitled to borrow a loan of RMB2.0 million (US$0.3 million), with an annual interest rate of 3.95%. On July 28, 2023, Youpin SD entered into two-year loan agreements with Huaneng Guicheng Trust Co., Ltd. and Shenzhen Qianhai Webank Co., Ltd., respectively, pursuant to which Youpin SD was entitled to borrow a loan of RMB0.5 million (US$0.07 million), respectively, with an annual interest rate of 15.12% and 9.9% respectively, for working capital needs. Youpin SD withdrew above amount in full.